Note 28 - Earnings(Loss) Per Share (Details Textual)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Aug. 01, 2025
Statement Line Items [Line Items]
Reverse stock split, conversion ratio				2
Convertible redeemable preference shares [member]
Statement Line Items [Line Items]
Number of instruments that are antidilutive in period presented	1.7	2,700,000	9,700,000
Employee stock ownership plan shares [member]
Statement Line Items [Line Items]
Number of instruments that are antidilutive in period presented	1,400,000
BMC1 shares [member]
Statement Line Items [Line Items]
Number of instruments that are antidilutive in period presented	2,700,000